Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Electronic Device Group	Mar. 31, 2013 Electronic Device Group	Mar. 31, 2012 Electronic Device Group	Mar. 31, 2014 Telecommunications Equipment Group	Jan. 01, 2014 Telecommunications Equipment Group	Mar. 31, 2013 Telecommunications Equipment Group	Mar. 31, 2012 Telecommunications Equipment Group	Mar. 31, 2014 Customer relationships	Mar. 31, 2014 Software	Mar. 31, 2014 Unpatented Technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods											13 years	3 years	8 years
Amortization of intangible assets	¥ 10,177	¥ 10,292	¥ 10,387
Goodwill acquired during the period	5,706	9,996		158	3,419
Goodwill	116,632	103,425	89,039	48,757	45,672	40,863	18,456		18,456	18,456
Fair value in excess of carrying amount, percentage								17.90%
Discount rate determined as the weighted-average cost of capital for discounted cash flow model used to calculate fair value							7.70%
Growth rate for discounted cash flow model used to calculate fair value							0.00%
Impairment of goodwill	¥ 729			¥ 729